Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

(a)	Declaration of Dividends (common stock): i) On January 4, 2016, the Company declared a dividend for the fourth quarter ended December 31, 2015, of $0.29 per share on our common stock, paid on February 4, 2016, to stockholders of record on January 21, 2016 and ii) On April 1, 2016, the Company declared a dividend for the first quarter ended March 31, 2016, of $0.29 per share on our common stock, payable on May 4, 2016, to stockholders of record on April 19, 2016.

(b)	Declaration and Payment of Dividends (preferred stock Series B, Series C and Series D): i) On January 4, 2016, the Company declared a cash dividend of $953 or $0.476563 per share on its Series B Preferred Stock, a cash dividend of $2,125 or $0.531250 per share on its Series C Preferred Stock and a cash dividend of $2,188 or $0.546875 per share on its Series D Preferred Stock, paid on January 15, 2016, to holders of record on January 14, 2016 and ii) On April 1, 2016, the Company declared a cash dividend of $953 or $0.476563 per share on its Series B Preferred Stock, a cash dividend of $2,125 or $0.531250 per share on its Series C Preferred Stock and a cash dividend of $2,188 or $0.546875 per share on its Series D Preferred Stock, payable on April 15, 2016, to holders of record on April 14, 2016.

(c)	Investments in affiliates: Platt Maritime Co. and Sykes Maritime Co. novated their ship-building contracts to a financial institution and agreed to lease back the vessels upon their delivery from the shipyard for a period of seven years. On February 11, 2016 and upon novation of the contracts, the Company received the amount of $2,744 in the form of a dividend.

(d)	Vessel acquisition: On February 18, 2016, pursuant to the Amended Deed Agreement with York, the Company took delivery of the 1998-built, 2,472 TEU containership Monemvasia (ex. Helgoland Trader) by contributing in aggregate the amount of $2,925.

(e)	Amendment of term loan: On January 27, 2016, Kelsen Shipping Co. and Montes Shipping Co. entered into a supplemental agreement with the bank in order to reschedule the repayment of the outstanding loan amount of $66,000 (Note 10.2.3) by extending the repayment, in 10 consecutive semi-annual variable installments from June 2016 until December 2020 and a balloon payment of $12,000 payable together with the last installment.

(f)	Issuance of common shares: On March 31, 2016, the Company issued 149,600 shares to Costamare Services, pursuant to the Services Agreement (Note 3).